Financial Instruments - Summary of Financial Derivative Transactions Recorded at Fair Value Through Profit or Loss Resulted in the Recognition of Assets and Liabilities (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Current Assets	$ 0	$ 0	$ 52
Current Liabilities		14	1
Non-Current assets	$ 0	0
Non-hedging derivative instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Current Assets			52
Current Liabilities		$ 14	$ 1